Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventories [Abstract]
INVENTORIES

NOTE 9 – INVENTORIES

Inventory balances as of September 30, 2018 and December 31, 2017 are as follow:

	September 30, 2018	December 31, 2017
Raw materials and supplies	$1,688,415	$1,811,749
Work in process	732,573	334,322
Finished goods	—	60,499
Total inventories	$2,420,988	$2,206,570

NOTE 9 – INVENTORIES

Inventory balances as of December 31, 2017 and 2016 are as follow:

	December 31, 2017	December 31, 2016
Raw materials and supplies	$1,811,749	$—
Work in process	334,322	—
Finished goods	60,499	—
Total inventories	$2,206,570	$—